                             MFS MUNICIPAL BOND FUND
                        (A SERIES OF MFS SERIES TRUST IV)

             500 BOYLSTON STREET o BOSTON o MASSACHUSETTS 02116-3741
                                 617 o 954-5000








                                                               October 24, 1995



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

         Re: MFS Series Trust IV (File No. 811-02594), on Behalf of MFS Municipal Bond Fund

Ladies and Gentlemen:

     Pursuant to Section 30(b) of the Investment Company Act of 1940 and Rule 30b2-1 thereunder, we hereby file a copy of the Annual Report to Shareholders dated August 31, 1995 of MFS Municipal Bond Fund.
                                                              Very truly yours,

                                                              LORRAINE K. GRIP

                                                              Lorraine K. Grip
                                                              Production Editor

LKG/kha

[LOGO] MFS [SM]                                              Annual Report for
                                                                      Year Ended
THE FIRST NAME IN MUTUAL FUNDS                                   August 31, 1995





MFS [R] MUNICIPAL BOND FUND

[A photo of a bridge.]

MFS [R] MUNICIPAL BOND FUND

TRUSTEES
A. Keith Brodkin* - Chairman and President

Richard B. Bailey* - Private Investor;
Former Chairman and Director (until 1991),
Massachusetts Financial Services Company

Peter G. Harwood - Private Investor

J. Atwood Ives - Chairman and Chief Executive
Officer, Eastern Enterprises

Lawrence T. Perera - Partner,
Hemenway & Barnes

William J. Poorvu - Adjunct Professor,
Harvard University Graduate School of
Business Administration

Charles W. Schmidt - Private Investor

Arnold D. Scott* - Senior Executive Vice
President and Secretary, Massachusetts
Financial Services Company

Jeffrey L. Shames* - President, Massachusetts
Financial Services Company

Elaine R. Smith - Independent Consultant

David B. Stone - Chairman, North American
Management Corp. (Investment Advisers)


INVESTMENT ADVISER
Massachusetts Financial Services Company
500 Boylston Street
Boston, MA 02116-3741

DISTRIBUTOR
MFS Fund Distributors, Inc.
500 Boylston Street
Boston, MA 02116-3741

PORTFOLIO MANAGER
Robert A. Dennis*

TREASURER
W. Thomas London*

ASSISTANT TREASURER
James O. Yost*

SECRETARY
Stephen E. Cavan*

ASSISTANT SECRETARY
James R. Bordewick, Jr.*

CUSTODIAN
State Street Bank and Trust Company

AUDITORS
Deloitte & Touche LLP

INVESTOR INFORMATION
For MFS stock and bond market outlooks,
call toll free: 1-800-637-4458 anytime from a touch-tone telephone.

For information on MFS mutual funds,
call your financial adviser or, for an
information kit, call toll free:
1-800-637-2929 any business day from
9 a.m. to 5 p.m. Eastern time (or leave
a message anytime).

INVESTOR SERVICE
MFS Service Center, Inc.
P.O. Box 2281
Boston, MA 02107-9906

For general information, call toll free:
1-800-225-2606 any business day from
8 a.m. to 8 p.m. Eastern time.

For service to speech- or hearing-impaired, call toll free: 1-800-637-6576 any business day from 9 a.m. to 5 p.m. Eastern time.
(To use this service, your phone must be equipped with a Telecommunications Device for the Deaf.)

For share prices, account balances and
exchanges, call toll free: 1-800-MFS-TALK
(1-800-637-8255) anytime from a touch-tone telephone.



* Affiliated with the Investment Adviser

LETTER TO SHAREHOLDERS


Dear Shareholders:

The municipal bond market has recovered handsomely from 1994's sharp setback. Yields of longer-term high-grade bonds have declined about 75 basis points (0.75%) from the end of 1994 through August 31, 1995, as the bond market has responded to the economy's slowing growth rate consistent with diminishing fears of inflation. Intense price competition, restrained wage growth and government downsizing have contributed to the positive outlook for inflation. This outlook has also been improved by prospects for meaningful federal deficit reduction and the recent recovery of the dollar in currency markets. For the year ended August 31, 1995, Class A shares of the Fund provided a total return of +7.31%, while Class B shares had a total return of +6.35%. Both of these figures assume the reinvestment of distributions but exclude the effects of any sales charges. Complete performance information for the Fund is provided on pages four and five of this report.

Economic Outlook

Moderate, but sustainable growth appears to be the hallmark of the economic expansion's fifth year. After slowing earlier in the summer, consumer spending and homebuying were showing renewed strength by August 31, while businesses continued to work off excess inventories and reduce factory output. Meanwhile, overseas economies, particularly those of Germany and Japan, have not recovered as expected, limiting U.S. export growth. However, we believe the Federal Reserve Board's consistent and, so far, successful efforts to fight inflation seem to be giving consumers and businesses enough confidence to help maintain 2 1/2% to 3% real (adjusted for inflation) growth in gross domestic product, at least through 1995.

Interest Rates

Although the Federal Reserve implemented a one-quarter percentage point decrease in short-term interest rates in July, the effects of its seven rate increases, which began in early 1994 and ended in February of this year, are still being felt throughout the economy. While there have been some increases in commodity prices, companies have not been able to pass along most of those higher costs, partly because of the need to keep fighting for market share, but also because wages and benefits of U.S. workers are still growing at a pace that is near or perhaps below the inflation rate, limiting consumer buying power. At the end of July, the nation's employment cost index had risen at a rate of just 2.8% over the previous year, helping to contain cost pressures. At the same time, however, the bond markets have apparently become convinced that economic growth will be contained for the near future and have allowed long-term interest rates to decline slightly. Although previous monetary easing by the Federal Reserve has been followed by additional rate reductions, prospects for further decreases in the current environment are uncertain. Still, with long-term government bonds yielding approximately 6.6%, in an environment of 2 1/2% to 3% inflation, real rates of return in the fixed-income markets remain relatively attractive.

Municipal Bond Market

While municipal bonds have provided impressive returns so far this year, they have significantly underperformed many segments of the taxable bond market. Indeed, for the six-month period ended August 31, yields of longer-term U.S. Treasuries declined by about 85 basis points (0.85%), while municipal yields declined by a meager 10 basis points (0.10%). Over this period, the ratio of long-term, AAA-rated municipal yields to comparable U.S. Treasury yields rose from 80% to 87%, the highest level for this ratio since late 1993, leaving municipals very attractively priced (although principal value and interest on Treasury securities are guaranteed by the U.S. government if held to maturity).

      The municipal bond market's underperformance seemed to begin soon after the media began to focus on various proposals for radical tax reform. If enacted, a substantial reduction in federal income tax rates, some type of flat tax and/or the loss of municipal bonds' unique tax-exempt status would certainly have negative implications for valuations of outstanding municipal bonds. The unresolved status of the Orange County, California bankruptcy also depressed market psychology, while the soaring equity markets have offered a strong challenge to all fixed-income investments. Thus, while the supply of new issues is down 25% from the corresponding period in 1994, and despite the continuation of a heavy volume of bond calls, demand for long-term municipals has been disappointing this year, leading to the dramatic increase in yield ratios between the tax-exempt and taxable markets.

      For the long-term municipal bond investor, we believe the current yield ratios may provide an attractive opportunity, in spite of near-term uncertainties. Serious consideration of tax reform, for example, is probably two years off, in our opinion, and a truly radical overhaul of the current system still seems politically unlikely. At today's ratios, municipals have seemingly already adjusted for a more moderate version of tax reform, such as the imposition of lower marginal rates as part of a flat-tax system. As for Orange County, the market clearly recognized that situation as a unique, isolated instance of fiscal irresponsibility. We believe the overall fiscal health of state and local governments is its strongest in years. As for the stock market, clearly it is not going to go up forever. Thus, its strength as a competitor to municipal bonds seems likely to weaken at some point.

Portfolio Performance and Strategy

Total returns for the Fund's Class A and Class B shares for the year ended August 31, 1995 underperformed the +8.86% return of the Lehman Brothers Municipal Bond Index (the Lehman Index), an unmanaged index of municipal bonds rated Baa or better. The performance of Class A shares was nearly identical to, while Class B shares slightly underperformed the average return of +7.34% reported by Lipper Analytical Services, Inc. (an independent firm which reports mutual fund performance) for other municipal bond funds with similar investment objectives and policies. In the general municipal debt category, the Fund's Class A shares ranked 109th out of 211 funds for the past year. Nevertheless, over longer time periods, the Fund has one of the better performance records in its peer group; according to Lipper, the Fund's Class A shares ranked 24th out of 99 funds in its general municipal debt category for the past five years, and 13th out of 54 fund for the past 10 years. Also, the Fund would have performed better, compared to the Lehman Index, had it restructured itself earlier and more aggressively to take advantage of this year's trend of declining interest rates.

      Given our generally favorable outlook for the bond market, the Fund remains well-invested in long-term maturities seeking to participate in the price appreciation resulting from declining interest rates. In an effort to maximize performance and minimize call risk, about 33% of the Fund is invested in bonds that are non-callable. Finally, reflecting the fact that yield differentials between qualities remain historically narrow, the Fund remains predominantly invested in high-quality securities; currently nearly 70% of the Fund is invested in securities rated by Standard & Poor's Corporation AA or higher.

      We appreciate your support and welcome any questions or comments you may have.


Respectfully,

/s/ A. Keith Brodkin                           /s/ Robert A. Dennis

A. Keith Brodkin                               Robert A. Dennis
Chairman and President                         Portfolio Manager


September 12, 1995

PORTFOLIO MANAGER PROFILE

A graduate of Massachusetts Institute of Technology and its Sloan School of Management, Robert Dennis began his career at MFS in 1980 and was promoted to Vice President - Investments in 1983. In 1986, he was named a Senior Vice President. He has been the Portfolio Manager of MFS Municipal Bond Fund since 1984.

TAX FORM SUMMARY

Of the dividends paid from the net investment income for the fiscal year ended August 31, 1995, 100% were exempt interest dividends which are tax exempt for purposes of regular federal income tax.

PERFORMANCE

The information below and on the following page illustrates the historical performance of MFS Municipal Bond Fund Class A shares in comparison to various market indicators. Fund results in the graph reflect the deduction of the 4.75% maximum sales charge; benchmark comparisons are unmanaged and do not reflect any fees or expenses. You cannot invest in an index. All results reflect the reinvestment of all dividends and capital gains.

Class B shares were offered effective September 7, 1993. Information on Class B share performance appears on the next page.


GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(For the 5-Year Period ended August 31, 1995)

[Line graph representing the growth of a $10,000 investment for the 5-year period ended August 31, 1995. The graph is scaled from $8,000 to $18,000 in $2,000 segments. The years are marked from 1990 to 1995. There are three lines drawn to scale. One is a solid line representing MFS Municipal Bond Fund (Class
A), a second line of short dashes represents the Lehman Brothers Municipal Bond Index, and a third line of long dashes represents the Consumer Price Index.]

         MFS Municipal Bond Fund                                $14,534
         Lehman Brothers Municipal Bond Index                   $15,201
         Consumer Price Index                                   $11,619

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(For the 10-Year Period ended August 31, 1995)


[Line graph representing the growth of a $10,000 investment for the 10-year period ended August 31, 1995. The graph is scaled from $5,000 to $30,000 segments. The years are marked from 1985 to 1995. There are three lines drawn to scale. One is a solid line representing MFS Municipal Bond Fund (Class A), a second line of short dashes represents the Lehman Brothers Municipal Bond Index, and a third line of long dashes represents the Consumer Price Index.]

         MFS Municipal Bond Fund                                $23,172
         Lehman Brothers Municipal Bond Index                   $24,713
         Consumer Price Index                                   $14,159


AVERAGE ANNUAL TOTAL RETURNS
                                                                             1 Year         3 Years         5 Years         10 Years
------------------------------------------------------------------------------------------------------------------------------------
MFS Municipal Bond Fund (Class A) including 4.75% sales charge               +2.24%          +4.81%          +7.77%          +8.77%
------------------------------------------------------------------------------------------------------------------------------------
MFS Municipal Bond Fund (Class A) at net asset value                         +7.31%          +6.53%          +8.82%          +9.29%
------------------------------------------------------------------------------------------------------------------------------------
MFS Municipal Bond Fund (Class B) with CDSC+                                 +2.35%            --              --            -0.30%*
------------------------------------------------------------------------------------------------------------------------------------
MFS Municipal Bond Fund (Class B) without CDSC                               +6.35%            --              --            +1.56%*
------------------------------------------------------------------------------------------------------------------------------------
Average general municipal debt fund                                          +7.34%          +6.12%          +8.28%          +8.80%
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index                                         +8.86%          +6.95%          +8.74%          +9.47%
------------------------------------------------------------------------------------------------------------------------------------
Consumer Price Index ++                                                      +2.62%          +2.76%          +3.05%          +3.54%
------------------------------------------------------------------------------------------------------------------------------------

 * For the period from the commencement of offering of Class B shares, September 7, 1993 to August 31, 1995.
 + These returns reflect the current maximum Class B contingent deferred sales charge (CDSC) of 4%.
++ The Consumer Price Index is a popular measure of change in prices.


In the above table, we have included the average annual total returns of all general municipal debt funds (including the Fund) tracked by Lipper Analytical Services, Inc. for the applicable time periods (211, 117, 99 and 54 funds for the 1-, 3-, 5- and 10-year periods ended August 31, 1995, respectively). Because these returns do not reflect any applicable sales charges, we have also included the Fund's results at net asset value (no sales charge) for comparison.

All results are historical and, therefore, are not an indication of future results. The principal value and income return of an investment in a mutual fund will vary with changes in market conditions, and shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO OF INVESTMENTS - August 31, 1995

Municipal Bonds - 94.2%
====================================================================================================================================
S&P
Bond Rating                                                                                   Principal Amount
(Unaudited)    Issuer                                                                            (000 Omitted)               Value
------------------------------------------------------------------------------------------------------------------------------------
               General Obligations - 18.8%
AA              Birmingham, AL, 5.125s, 2017                                                       $     8,500      $    7,627,305
AAA             Clark County, NV, School District, MBIA, 7s, 2010                                        4,000           4,563,840
A+              Commonwealth of Massachusetts, 7s, 2007                                                  4,590           5,068,645
A+              Commonwealth of Massachusetts, 6.5s, 2008                                                6,400           7,126,592
AAA             Commonwealth of Massachusetts, FGIC, 7s, 2009                                            7,000           8,040,550
AAA             Cook County, IL, MBIA, 7.25s, 2007                                                       6,500           7,633,925
AAA             Cook County, IL, FGIC, 5.5s, 2022                                                       10,000           9,219,600
BBB             Detroit, MI, 6.25s, 2009                                                                 3,000           2,954,580
AAA             District of Columbia, MBIA, 6s, 2011                                                     6,000           6,039,180
AAA             Du Page County, IL, Stormwater Project Rev.,
                   5.6s, 2021                                                                            5,000           4,810,200
AAA             Fairfax County, VA, 5.2s, 2013                                                           5,150           4,851,609
AA              Florida Board of Education, Capital Outlay,
                   9.125s, 2014                                                                          1,735           2,404,172
AA              Honolulu, HI, City and County, 5.25s, 2012                                              13,000          12,415,780
AAA             Los Angeles, CA, MBIA, 5.25s, 2012                                                       6,500           5,989,880
AAA             Los Angeles, CA, MBIA, 5.25s, 2013                                                       6,500           5,939,765
AA-             Los Angeles County, CA, Public Works Financing
                   Authority Rev. (Flood Control), 5s, 2017                                             33,995          29,722,848
BBB+            New York City, NY, 7.5s, 2002                                                           12,500          13,767,750
BBB+            New York City, NY, 7.75s, 2004                                                           9,020           9,929,035
BBB+            New York City, NY, 7.5s, 2006                                                            5,000           5,503,050
BBB+            New York City, NY, 7.65s, 2006                                                           5,000           5,542,700
BBB+            New York City, NY, 7.5s, 2007                                                           15,500          16,876,865
BBB+            New York City, NY, 7.5s, 2008                                                           10,000          10,866,000
BBB+            New York City, NY, 7.7s, 2009                                                            4,000           4,437,920
BBB+            New York City, NY, 6.375s, 2012                                                          5,000           4,995,550
BBB+            New York City, NY, 8.25s, 2013                                                              60              68,176
BBB+            New York City, NY, 8.25s, 2015                                                             240             274,169
BBB+            New York City, NY, 6.67s, 2016**                                                         4,000           3,990,000
BBB+            New York City, NY, 8s, 2018                                                                 25              28,140
AA              Richmond, VA, Public Improvement, 5.5s, 2023                                             9,505           8,975,952
A               State of California, 5.5s, 2011                                                          3,750           3,604,388
A               State of California, 5.5s, 2013                                                          5,000           4,807,350
A               State of California, 5.5s, 2015                                                         11,500          10,838,980
AAA             State of California, AMBAC, 5.5s, 2014                                                  10,485           9,969,557
AAA             State of California, FGIC, 5.5s, 2015                                                   10,980          10,364,351
AAA             State of California, MBIA, 5.5s, 2012                                                   14,500          13,902,600
AAA             State of California, MBIA, 5.125s, 2017                                                  3,090           2,747,195
AA              State of Florida, Broward County Expressway
                   Authority, 10s, 2014                                                                  4,350           6,336,341
AA              State of Nevada (Municipal Bond Bank), 6.8s, 2012                                           85              89,787
AA              State of Texas, 5s, 2014                                                                25,450          23,109,364
AA              State of Texas (Superconductor Project), 5.5s, 2020                                     12,700          11,981,434
AA              State of Washington, 6.75s, 2010                                                         3,880           4,377,222
AA              State of Washington, 5.75s, 2012                                                         5,000           5,052,500
AA              State of Washington, 6s, 2012                                                            4,360           4,522,018

PORTFOLIO OF INVESTMENTS - continued

Municipal Bonds - continued
====================================================================================================================================
S&P
Bond Rating                                                                                   Principal Amount
(Unaudited)   Issuer                                                                             (000 Omitted)               Value
------------------------------------------------------------------------------------------------------------------------------------
              General Obligations - continued
AA             State of Washington, 4.875s, 2015                                                   $     9,500      $    8,410,730
AA             State of Washington, 5s, 2017                                                             5,000           4,452,150
AA             State of Washington (Motor Vehicle Fuel Tax),
                  6.125s, 2017                                                                           6,400           6,653,632
AA             State of Washington, 6.4s, 2017                                                           8,900           9,554,684
AA             State of Washington, 5.5s, 2018                                                          27,090          25,903,729
                                                                                                                    --------------
                                                                                                                    $  376,341,790
------------------------------------------------------------------------------------------------------------------------------------
              State and Community Lease Revenue - 28.9%
AAA            Alameda County, CA, Certificates of Participation
                  (Santa Rita Jail Project), MBIA, 5.7s, 2014                                      $     4,000      $    3,889,840
A-             California Public Works Board, Lease Rev. (Community
                  College Projects), 5.625s, 2013                                                       12,605          11,763,616
A-             California Public Works Board, Lease Rev. (Community
                  College Projects), 5.625s, 2018                                                        3,750           3,425,363
A-             California Public Works Board, Lease Rev. (Department
                  of Corrections), 5.5s, 2019                                                           10,000           8,973,800
AAA            California Public Works Board, Lease Rev. (Department
                  of Corrections), AMBAC, 5.25s, 2013                                                    6,795           6,296,451
AAA            California Public Works Board, Lease Rev. (Department
                  of Corrections), MBIA, 5.375s, 2012                                                    6,500           6,111,625
AAA            California Public Works Board, Lease Rev. (Department
                  of Corrections), MBIA, 5.375s, 2019                                                   20,055          18,365,566
A-             California Public Works Board, Lease Rev. (University
                  of California Projects), 5.25s, 2013                                                   4,200           3,728,466
A              California Public Works Board, Lease Rev. (University
                  of California Projects), 5.5s, 2014                                                    7,000           6,408,360
A-             California Public Works Board, Lease Rev. (University
                  of California Projects), 5.5s, 2014                                                    5,000           4,603,300
A              California Public Works Board, Lease Rev. (University
                  of California Projects), 5.5s, 2019                                                   13,345          12,005,829
A-             California Public Works Board, Lease Rev. (University
                  of California Projects), 5s, 2023                                                     19,000          15,626,930
AAA            Charlotte, NC, Certificates of Participation (Convention
                  Facility Project), AMBAC, 5.25s, 2020                                                  5,420           4,979,842
AAA            Chicago, IL, Board of Education Lease Certificates,
                  MBIA, 6.25s, 2009+                                                                     5,160           5,498,599
AAA            Chicago, IL, Board of Education Lease Certificates,
                  MBIA, 6.25s, 2015                                                                     27,295          28,316,652
AAA            Commonwealth of Pennsylvania, Certificates of
                  Participation, AMBAC, 5s, 2015                                                        29,765          26,332,798
AAA            Hillsborough County, FL, School Board, AMBAC,
                  5.625s, 2015                                                                           4,500           4,349,925
A+             Indiana Office Building Community Capital Complex
                  Rev., 6.9s, 2011                                                                       9,500          10,558,110
AAA            Indiana Office Building Community Capital Complex
                  Rev., AMBAC, 5.25s, 2015                                                              10,195           9,269,867


                                                                                                                                   7

PORTFOLIO OF INVESTMENTS - continued

Municipal Bonds - continued
====================================================================================================================================
S&P
Bond Rating                                                                                   Principal Amount
(Unaudited)   Issuer                                                                             (000 Omitted)               Value
------------------------------------------------------------------------------------------------------------------------------------
              State and Community Lease Revenue - continued
A+             Massachusetts Bay Transportation Authority,
                  6.1s, 2013                                                                       $    10,200      $   10,587,702
A+             Massachusetts Bay Transportation Authority,
                  5.875s, 2015                                                                           4,500           4,564,665
A+             Massachusetts Bay Transportation Authority, 5.5s, 2021                                   12,250          11,531,170
A+             Massachusetts Bay Transportation Authority, 7s, 2021                                     10,185          11,641,557
A              Metropolitan Government of Nashville & Davidson
                  Counties, TN, 7s, 2011                                                                 5,280           5,762,170
BBB            Metropolitan Transportation Authority, NY, Service
                  Contract, 7.4s, 2001                                                                   4,075           4,554,057
BBB            Metropolitan Transportation Authority, NY, Service
                  Contract, 7.375s, 2008                                                                 5,000           5,672,750
BBB            Metropolitan Transportation Authority, NY, Service
                  Contract, 5.75s, 2013                                                                  5,600           5,386,024
BBB            Metropolitan Transportation Authority, NY, Service
                  Contract, 5.5s, 2017                                                                  10,850          10,029,849
A+             Missouri Regional Convention & Sports Complex
                  Authority, 5.5s, 2013                                                                 13,085          12,366,241
A+             Missouri Regional Convention & Sports Complex
                  Authority, 5.6s, 2017                                                                  4,000           3,749,680
BBB            New York Dormitory Authority Rev. (City University
                  System), 5.75s, 2009                                                                  10,000           9,870,800
BBB            New York Dormitory Authority Rev. (City University
                  System), 7s, 2009                                                                     13,765          15,284,518
BBB            New York Dormitory Authority Rev. (City University
                  System), 7.5s, 2010                                                                   15,650          18,009,394
BBB            New York Dormitory Authority Rev. (City University
                  System), 5.75s, 2013                                                                  22,150          21,118,032
BBB            New York Dormitory Authority Rev. (City University
                  System), 5.75s, 2018                                                                   8,975           8,514,403
BBB+           New York Dormitory Authority Rev. (State University
                  Educational Facilities), 7.375s, 2010                                                 16,100          18,386,844
BBB+           New York Dormitory Authority Rev. (State University
                  Educational Facilities), 5.25s, 2015                                                   8,125           7,301,288
BBB+           New York Dormitory Authority Rev. (State University
                  Educational Facilities), 5.5s, 2019                                                    8,000           7,363,040
BBB+           New York Dormitory Authority Rev. (State University
                  Educational Facilities), 5.25s, 2021                                                   7,875           6,972,919
BBB+           New York Medical Care Facilities Finance Agency,
                  8.875s, 2007                                                                           4,205           4,610,404
BBB+           New York Medical Care Facilities Finance Agency
                  (Mental Health Services), 7.875s, 2020                                                 4,050           4,556,088
AAA            New York Medical Care Facilities Finance Agency
                  (Mental Health Services), FGIC, 5.375s, 2014                                          16,010          15,103,674
AAA            New York Medical Care Facilities Finance Agency
                  (Mental Health Services), FGIC, 5.25s, 2019                                           25,950          23,666,400


8

PORTFOLIO OF INVESTMENTS - continued

Municipal Bonds - continued
====================================================================================================================================
S&P
Bond Rating                                                                                   Principal Amount
(Unaudited)   Issuer                                                                             (000 Omitted)               Value
------------------------------------------------------------------------------------------------------------------------------------
              State and Community Lease Revenue - continued
AAA            New York Medical Care Facilities Finance Agency
                  (Mental Health Services), FSA, 5.375s, 2014                                      $    10,550      $    9,896,322
BBB            New York Urban Development Corp. (Correctional
                  Facilities), 5.5s, 2009                                                                7,710           7,428,893
BBB            New York Urban Development Corp. (Correctional
                  Facilities) 5.75s, 2013                                                               22,575          21,286,644
BBB            New York Urban Development Corp. (Correctional
                  Facilities) 5.5s, 2014                                                                 5,000           4,632,750
BBB            New York Urban Development Corp. (Correctional
                  Facilities) 5.5s, 2015                                                                31,200          28,482,168
BBB            New York Urban Development Corp. (Correctional
                  Facilities) 5.5s, 2016                                                                 5,300           4,855,118
BBB            New York Urban Development Corp. (Correctional
                  Facilities), 5.25s, 2021                                                              10,000           8,653,900
AAA            Rhode Island Convention Center Authority,
                  MBIA, 5.25s, 2015                                                                     15,500          14,417,325
AAA            Rhode Island Convention Center Authority,
                  MBIA, 5s, 2023                                                                        31,110          26,557,363
AAA            Rhode Island Public Buildings Authority Rev.,
                  AMBAC, 5.25s, 2010                                                                     5,000           4,796,650
BBB+           St. Louis County, MO, Regional Convention and
                  Sports Complex Authority, 5.75s, 2021                                                  4,760           4,421,183
AAA            Vallejo, CA, Sanitation & Flood Control District,
                  Certificates of Participation, FGIC, 5s, 2019                                          7,000           6,085,310
                                                                                                                    --------------
                                                                                                                    $  578,622,234
------------------------------------------------------------------------------------------------------------------------------------
              Refunded and Special Obligations* - 23.0%
AAA            Alameda County, CA, Certificates of Participation,
                  MBIA, 7.25s, 2000                                                                $    29,900      $   34,472,007
AAA            Austin, TX, Utility Systems Rev., 10.75s, 2000+                                           2,615           3,305,308
AAA            Austin, TX, Water, Sewer & Electric Rev., 14.25s, 1997                                    1,305           1,519,372
AA             Chicago, IL, Metropolitan Water Reclamation District,
                  6.8s, 2000                                                                             5,000           5,549,800
AAA            Chicago, IL, Public Building Rev., ETM, MBIA,
                  7.125s, 2015                                                                           6,590           7,252,625
AAA            Clark County, NV, School District, MBIA, 7s, 2001                                        10,050          11,384,741
A+             Commonwealth of Massachusetts, 6.875s, 2001                                               4,825           5,480,042
AAA            Commonwealth of Massachusetts, FGIC, 7.25s, 2000                                         11,220          12,693,410
AAA            Delaware County, PA, Hospital Rev. (Delaware
                  Memorial Hospital), MBIA, 7.2s, 1999                                                  10,175          11,485,337
AAA            Detroit, MI, Water Supply System Rev., FGIC,
                  7.25s, 2000                                                                            4,575           5,220,212
A              Eden Township, CA, Health Facilities Authority
                  (Eden Hospital), 7.8s, 1998                                                            4,000           4,461,280
AAA            Florida Board of Education Administration, Capital
                  Outlay, ETM, 9.125s, 2014                                                                265             360,747
NR             Indianapolis, IN, Local Public Improvement Rev.,
                  7.4s, 2000                                                                             3,710           4,248,432


                                                                                                                                   9

PORTFOLIO OF INVESTMENTS - continued

Municipal Bonds - continued
====================================================================================================================================
S&P
Bond Rating                                                                                   Principal Amount
(Unaudited)   Issuer                                                                             (000 Omitted)               Value
------------------------------------------------------------------------------------------------------------------------------------
              Refunded and Special Obligations* - continued
AAA            Maryland Health & Higher Educational Facilities
                  Authority Rev. (University of Maryland Medical
                  System), FGIC, 7s, 2001                                                          $     7,945      $    9,095,992
AAA            Massachusetts Port Authority Rev., ETM, 13s, 2013                                         3,500           5,735,310
AAA            Massachusetts Water Resources Authority, 7.5s, 2000                                      15,850          18,122,890
AAA            Massachusetts Water Resources Authority, 7.625s, 2000                                    15,760          18,100,833
AAA            Metropolitan Transportation Authority, NY, Service
                  Contract, 7.5s, 2000                                                                   4,350           5,020,596
AAA            Michigan Hospital Finance Authority Rev. (Oakwood
                  Hospital), FGIC, 7.1s, 2000                                                            4,000           4,538,280
AAA            Michigan Hospital Finance Authority Rev. (Oakwood
                  Hospital), FGIC, 7.2s, 2000                                                           18,590          21,206,543
AAA            Michigan Municipal Bond Authority (Wayne County),
                  FGIC, 7s, 2000                                                                        10,000          11,285,400
AAA            Missouri Regional Convention & Sports Complex
                  Authority, 6.8s, 2003                                                                  8,950          10,215,262
AAA            Missouri Regional Convention & Sports Complex
                  Authority, 6.9s, 2003                                                                 21,520          24,703,669
BBB+           New York City, NY, 8s, 2001                                                               2,475           2,953,492
BBB+           New York City, NY, 8.25s, 2001                                                            2,940           3,543,082
BBB            New York Dormitory Authority Rev. (City
                  University System), 7.875s, 2000                                                      10,600          12,405,392
AAA            New York Medical Care Facilities Finance Agency
                  (Mental Health Services), 8.875s, 1997                                                 3,745           4,157,250
AAA            New York Medical Care Facilities Finance Agency
                  (Mental Health Services), 7.875s, 2000                                                 5,590           6,561,542
NR             New York Urban Development Corp. (Correctional
                  Facilities), 7.625s, 2001                                                              7,570           8,836,083
NR             New York Urban Development Corp. (Correctional
                  Facilities), 7.375s, 2002                                                              4,000           4,686,440
AAA            Pennsylvania Convention Center Authority Rev.,
                  FGIC, 6.7s, 2016                                                                      51,195          57,350,175
AAA            Philadelphia, PA, Municipal Authority Rev.,
                  FGIC, 7.8s, 1998                                                                         385             426,322
AAA            Philadelphia, PA, Municipal Authority Rev.,
                  FGIC, 7.8s, 2000                                                                       3,765           4,297,823
AAA            Philadelphia, PA, Municipal Authority Rev.,
                  FGIC, 7.1s, 2001                                                                       6,000           6,943,080
AAA            Philadelphia, PA, Municipal Authority Rev., MBIA,
                  7.125s, 2001                                                                           4,500           5,213,340
AAA            Philadelphia, PA, School District, MBIA, 7s, 2001                                         9,440          10,734,507
AA-            Richmond, VA, 7s, 2000                                                                    4,750           5,323,230
AAA            San Diego, CA, Regional Building Authority Lease
                  Rev., MBIA, 7.25s, 2000                                                                4,000           4,526,880
AAA            Santa Clara County, CA, Certificates of Participation
                  (American Baptist Homes West), CA-MTG-INS,
                  8s, 1998                                                                               5,200           5,777,824


10

PORTFOLIO OF INVESTMENTS - continued

Municipal Bonds - continued
====================================================================================================================================
S&P
Bond Rating                                                                                   Principal Amount
(Unaudited)   Issuer                                                                             (000 Omitted)               Value
------------------------------------------------------------------------------------------------------------------------------------
              Refunded and Special Obligations* - continued
AAA            Southern California Public Power Authority Rev.,
                  12s, 1997                                                                        $     2,400      $    2,735,664
AA             State of Florida (Roads), 7.375s, 1999                                                    4,000           4,511,760
AAA            State of Florida, Jacksonville Transportation Authority,
                  ETM, 9.2s, 2015                                                                        2,000           2,840,580
AAA            Sullivan County, TN, Health, Educational and Housing
                  Facilities Board Rev., MBIA, 7.25s, 2000                                               4,000           4,529,840
AAA            Washington Public Power Supply System Rev.,
                  Nuclear Project #2, 7.375s, 2000                                                      28,845          33,000,411
AA             Washington Public Power Supply System Rev.,
                  Nuclear Project #2, 7.625s, 2001                                                      10,815          12,539,776
AA             Washington Public Power Supply System Rev.,
                  Nuclear Project #3, 7.25s, 2000                                                       20,000          22,549,600
                                                                                                                    --------------
                                                                                                                    $  461,902,181
------------------------------------------------------------------------------------------------------------------------------------
              Multi-Family Housing Revenue - 0.2%
NR             Colorado Housing Finance Authority, 8.3s, 2023                                      $     4,000      $    4,192,920
------------------------------------------------------------------------------------------------------------------------------------
              Insured Health Care Revenue - 5.8%
AAA            California Statewide Communities Development
                  Authority Rev. (St. Joseph Health System),
                  AMBAC, 5.5s, 2014                                                                $    18,735      $   17,601,345
AAA            California Statewide Communities Development
                  Authority Rev. (Sutter Health), MBIA, 5.5s, 2013+                                      9,000           8,516,880
AAA            California Statewide Communities Development
                  Authority Rev. (Sutter Health), MBIA, 5.5s, 2023                                      11,100          10,225,320
AAA            Colorado Health Facilities Authority Rev. (PSL
                  Health Systems), FSA, 7.25s, 2016                                                      4,905           5,456,469
AAA            Davenport, IA, Hospital Rev. (St. Luke's Hospital),
                  AMBAC, 7.4s, 2020                                                                      2,715           2,985,876
AAA            Fresno, CA, Health Facilities Rev. (Holy Cross Health
                  System), MBIA, 5.625s, 2015                                                            8,000           7,568,560
AAA            Illinois Health Facilities Authority (Methodist Health
                  Project), AMBAC, 9.365s, 2021***                                                       3,000           3,350,100
AAA            Maryland Health & Higher Educational Facilities
                  Authority Rev. (Francis Scott Key Medical Center),
                  FGIC, 5s, 2013                                                                         3,200           2,889,888
AAA            Massachusetts Health & Educational Facilities Authority
                  (University Hospital), MBIA, 7.25s, 2019                                               4,500           4,945,320
AAA            Medical Center Hospital Authority, GA,
                  Rev., MBIA, 8.293s, 2010***                                                            4,000           4,419,400
AAA            Metropolitan Health Facilities Development Corp., TX
                  (Wilson N. Jones Memorial Hospital), 5.6s, 2017                                        4,250           4,031,465
AAA            Michigan Hospital Finance Authority Rev. (Sisters of Mercy),
                  MBIA, 5.375s, 2014                                                                     9,000           8,562,060
AAA            Peninsula Ports Authority, VA, Hospital Facilities Rev.
                  (Whittaker Memorial Hospital), FHA, 8.7s, 2023                                         1,595           1,718,995
AAA            Salt Lake City, UT, Hospital Rev. (Intermountain
                  Health Care), AMBAC, 9.16s, 2020***                                                    2,000           2,195,460



                                                                              11

PORTFOLIO OF INVESTMENTS - continued

Municipal Bonds - continued
====================================================================================================================================
S&P
Bond Rating                                                                                   Principal Amount
(Unaudited)   Issuer                                                                             (000 Omitted)               Value
------------------------------------------------------------------------------------------------------------------------------------
              Insured  Health Care Revenue - continued
AAA            Sayre, PA, Health Care Facilities Authority Rev.
                  (Guthrie Healthcare Systems), AMBAC, 7s, 2011                                    $     6,000      $    6,452,460
AAA            Tampa, FL, Rev. (Allegany Health System -
                  St. Mary's), MBIA, 5.125s, 2023                                                       10,700           9,432,157
AAA            Tarrant County, TX, Health Facilities Development
                  Corp. (Fort Worth Osteopathic), MBIA, 6s, 2021                                         6,000           6,118,800
AAA            Washington County, PA, Hospital Authority
                  (Washington Hospital), AMBAC, 7.15s, 2017                                              9,000           9,811,620
                                                                                                                    --------------
                                                                                                                    $  116,282,175
------------------------------------------------------------------------------------------------------------------------------------
              Health Care Revenue - 1.5%
A+             Cuyahoga County, OH, Hospital Rev. (Cleveland Clinic),
                  8s, 2015                                                                         $     8,550      $    9,172,440
AA-            Maryland Health & Higher Educational Facilities
                  Authority Rev. (The Johns Hopkins Hospital),
                  5s, 2023                                                                               7,595           6,544,687
NR             Travis County, TX, Health Facilities Development Corp.
                  (Daughters of Charity/Seton Medical Center),
                  10.125s, 2015                                                                         14,815          15,236,042
                                                                                                                    --------------
                                                                                                                    $   30,953,169
------------------------------------------------------------------------------------------------------------------------------------
              Electric and Gas Utility Revenue - 5.8%
A              Georgia Municipal Electric Authority, 7.8s, 2020                                    $     7,000      $    7,473,480
AAA            Georgia Municipal Electric Authority, MBIA,
                  6.375s, 2016                                                                           5,000           5,241,650
AAA            Municipal Electric Authority of Georgia, Special
                  Obligation, AMBAC, 6.5s, 2017                                                          8,510           9,178,290
AAA            North Carolina Municipal Power Agency Rev.
                  (Catawba Electric), MBIA, 5s, 2018                                                     6,500           5,741,190
AAA            Northern California Transmission Agency (Oregon
                  Transmission), MBIA, 7s, 2013                                                          4,000           4,530,120
AA-            Orlando, FL, Utilities Commission, Water & Electric
                  Rev., 5.25s, 2023                                                                      5,000           4,506,150
AAA            Piedmont Municipal Power Agency, SC, Electric Rev.,
                  FGIC, 6.25s, 2021                                                                      4,150           4,356,587
AAA            Sacramento, CA, Municipal Utility District, Electric
                  Rev., FGIC, 5.25s, 2012                                                                3,500           3,258,745
AA-            Southern California Public Power Authority,
                  Transmission Project Rev., 0s, 2005                                                   11,185           6,614,362
AAA            Southern California Public Power Authority,
                  Transmission Project Rev., MBIA, 5.25s, 2014                                          14,940          13,715,667
AA             Washington Public Power Supply System Rev.,
                  Nuclear Project #1, 5.375s, 2015                                                      12,500          11,197,500
AAA            Washington Public Power Supply System Rev.,
                  Nuclear Project #1, MBIA, 5.6s, 2015                                                   4,720           4,444,305
AAA            Washington Public Power Supply System Rev.,
                  Nuclear Project #1, MBIA, 5.7s, 2017                                                   8,450           7,985,166
AA             Washington Public Power Supply System Rev.,
                  Nuclear Project #2, 5.625s, 2012                                                      15,530          14,599,753


12

PORTFOLIO OF INVESTMENTS - continued

Municipal Bonds - continued
====================================================================================================================================
S&P
Bond Rating                                                                                   Principal Amount
(Unaudited)   Issuer                                                                             (000 Omitted)               Value
------------------------------------------------------------------------------------------------------------------------------------
              Electric and Gas Utility Revenue - continued
AA             Washington Public Power Supply System Rev.,
                  Nuclear Project #2, 7s, 2012                                                     $     6,000      $    6,309,960
AAA            Washington Public Power Supply System Rev.,
                  Nuclear Project #3, FGIC, 0s, 2005                                                     6,895           4,132,449
AAA            Washington Public Power Supply System Rev.,
                  Nuclear Project #3, MBIA, 0s, 2010                                                     5,860           2,425,806
                                                                                                                    --------------
                                                                                                                    $  115,711,180
------------------------------------------------------------------------------------------------------------------------------------
              Water and Sewer Utility Revenue - 1.2%
AAA            East Bay, CA, Municipal Utility District, MBIA,
                  5s, 2014                                                                         $     7,900      $    7,023,890
AAA            Los Angeles County, CA, Sanitation Districts
                  Financing Authority Rev. (Capital Projects),
                  MBIA, 5.25s, 2019                                                                     11,700          10,533,510
AAA            Philadelphia, PA, Water & Wastewater Rev., CGIC,
                  5s, 2016                                                                               4,500           3,953,835
AAA            Philadelphia, PA, Water & Wastewater Rev., MBIA,
                  5.5s, 2014                                                                             3,310           3,148,770
                                                                                                                    --------------
                                                                                                                    $   24,660,005
------------------------------------------------------------------------------------------------------------------------------------
              Turnpike Revenue - 2.3%
NR             Arapahoe County, CO, Capital Improvement Trust
                   Fund Rev., 6.9s, 2015                                                           $     2,500      $    2,560,850
BBB-           Foothill/Eastern Transportation Corridor Agency Rev.
                   (California Toll Road), 6s, 2034                                                      6,500           5,907,720
A              New Jersey Turnpike Authority, 6.5s, 2016                                                11,755          12,728,432
BBB            Triborough Bridge & Tunnel Authority, NY,
                   7.25s, 2010                                                                          22,905          25,382,863
                                                                                                                    --------------
                                                                                                                    $   46,579,865
------------------------------------------------------------------------------------------------------------------------------------
              Airport and Port Revenue - 0.6%
AAA            Connecticut Airport Rev., FGIC, 7.65s, 2012 $                                       $     5,000      $    5,719,850
AAA            Denver, CO, City and County Airport Rev., MBIA,
                  5.6s, 2020                                                                             6,850           6,521,200
                                                                                                                    --------------
                                                                                                                    $   12,241,050
------------------------------------------------------------------------------------------------------------------------------------
              Sales and Excise Tax Revenue - 3.7%
AAA            Illinois Dedicated Tax Rev. (Civic Center), AMBAC,
                  6.25s, 2011                                                                      $     3,640      $    3,821,781
AAA            Illinois Sales Tax Rev. (Public Improvement), 0s, 2009                                    8,965           4,111,259
AAA            Los Angeles County, CA, Metropolitan Transportation
                  Authority Sales Tax Rev., AMBAC, 5.5s, 2017                                           14,000          13,167,980
AAA            Los Angeles County, CA, Metropolitan Transportation
                  Authority Sales Tax Rev., FGIC, 5s, 2021                                              38,500          33,290,180
AA-            Metropolitan Atlanta Rapid Transit Authority, GA,
                  6.25s, 2018                                                                            4,580           4,832,724
AAA            Rhode Island Depositors Economic Protection Corp.,
                  FSA, 5.75s, 2014                                                                      14,800          14,579,332
                                                                                                                    --------------
                                                                                                                    $   73,803,256
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                                                  13

PORTFOLIO OF INVESTMENTS - continued

Municipal Bonds - continued
====================================================================================================================================
S&P
Bond Rating                                                                                   Principal Amount
(Unaudited)   Issuer                                                                             (000 Omitted)               Value
------------------------------------------------------------------------------------------------------------------------------------
              Industrial Revenue (Corporate Guarantee) - 0.8%
AAA            Brazos River, TX, Authority Rev. (Houston Light and
                  Power), MBIA, 5.6s, 2017                                                         $     4,000      $    3,861,400
AAA            Mercer County, ND, Pollution Control (Antelope
                  Valley Station), AMBAC, 7.2s, 2013                                                     4,000           4,640,720
AAA            Michigan State Strategic Fund Rev. (Detroit Edison),
                  MBIA, 7s, 2008                                                                         3,000           3,448,890
AAA            Northeast Maryland Waste Disposal Authority (Harford
                  County Resource Recovery), MBIA, 7.2s, 2005                                            3,000           3,452,220
                                                                                                                    --------------
                                                                                                                    $   15,403,230
------------------------------------------------------------------------------------------------------------------------------------
              Universities - 0.7%
AA+            Massachusetts State Health and Educational Facilities
                  Authority Rev. (MIT), 5s, 2023                                                   $     3,000      $    2,674,140
AAA            Pennsylvania Higher Educational Facilities Authority,
                  College & University Rev. (Hahnemann University),
                  MBIA, 7.2s, 2019                                                                       4,015           4,314,960
AA+            Texas A & M University (Permanent University Fund),
                  0s, 2007                                                                               6,695           3,578,678
AA+            Texas A &MUniversity (Permanent University Fund),
                  0s, 2008                                                                               7,175           3,637,510
                                                                                                                    --------------
                                                                                                                    $   14,205,288
------------------------------------------------------------------------------------------------------------------------------------
              Special Assessment District - 0.6%
AAA            Brea, CA, Redevelopment Agency (Redevelopment
                  Projects), MBIA, 5.75s, 2023                                                     $    12,470      $   11,903,987
AAA            Culver City, CA, Redevelopment Finance Authority,
                  AMBAC, 7.1s, 2010                                                                        560             611,341
                                                                                                                    --------------
                                                                                                                    $   12,515,328
------------------------------------------------------------------------------------------------------------------------------------
              Other - 0.3%
               Harris County, TX, 4.25s, 1996                                                      $     2,000      $    2,005,558
AA-            York County, PA, Industrial Development Rev.,
                  8.2s, 2014                                                                             4,250           4,656,555
                                                                                                                    --------------
                                                                                                                    $    6,662,113
------------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $1,745,555,495)                                                             $1,890,075,784
------------------------------------------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 2.3%
------------------------------------------------------------------------------------------------------------------------------------
Issuer
------------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital, due 2020                                                           $    1,100       $    1,100,000
Charleston County, SC, Industrial Rev., due 2003                                                          400              400,000
Charleston County, SC, Industrial Rev. (Massey Coal),
   due 2007                                                                                             1,500            1,500,000
Georgia Hospital Financing Authority Rev., due 2001                                                     2,700            2,700,000
Hillsborough County, FL, Pollution Control Rev., due 2018                                               9,600            9,600,000
Jackson County, MS, Pollution Control Rev. (Chevron), due 2016                                          1,805            1,805,000
Jackson County, MS, Pollution Control Rev. (Chevron), due 2023                                          2,900            2,900,000
Lubbock, TX, Health Facilities (St. Joseph's), due 2013                                                 1,850            1,850,000
New York City, NY, Municipal Water Finance Authority, due 2023                                          1,480            1,480,000
New York City, NY, Municipal Water Finance Authority, due 2024                                          5,500            5,500,000

PORTFOLIO OF INVESTMENTS - continued

Floating Rate Demand Notes - continued
====================================================================================================================================
                                                                                             Principal Amount
Issuer                                                                                          (000 Omitted)                Value
------------------------------------------------------------------------------------------------------------------------------------
New York City, NY, Municipal Water Finance Authority, due 2025                                     $      300       $      300,000
Peninsula Ports, VA, Authority (Shell Oil Co.), due 2005                                                1,400            1,400,000
Peninsula Ports, VA, Authority, due 2016                                                                1,300            1,300,000
Perry County, MS, Pollution Control Rev., due 2002                                                      2,050            2,050,000
St. Charles Parish, LA, Pollution Control Rev., due 2022                                                1,200            1,200,000
Southwest, TX, Higher Education Authority, due 2015                                                     3,000            3,000,000
Sullivan County, TN, Industrial Development Pollution Control
   Rev., due 2016                                                                                       1,700            1,700,000
Uinta County, WY, Pollution Control Rev. (Chevron), due 2020                                            4,700            4,700,000
Uinta County, WY, Pollution Control Rev. (Chevron), due 2022                                              800              800,000
------------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes (Identified Cost, $45,285,000)                                                     $   45,285,000
------------------------------------------------------------------------------------------------------------------------------------

Non-Floating Rate Demand Notes - 0.1%
------------------------------------------------------------------------------------------------------------------------------------
New York City, NY, Municipal Finance Authority, due 2022                                           $    1,400       $    1,400,000
Peninsula Ports, VA, Authority, due 2016                                                                1,000            1,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Non-Floating Rate Demand Notes (Identified Cost, $2,400,000)                                                  $    2,400,000
------------------------------------------------------------------------------------------------------------------------------------

Warrants - 0.1%
------------------------------------------------------------------------------------------------------------------------------------
Intermountain Power Agency, Utah Power Supply Rev., expire 5/30/96                                 $   20,000       $    1,600,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,793,240,495)                                                                 $1,939,360,784

Other Assets, Less Liabilities - 3.3%                                                                                   65,209,863
------------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                 $2,004,570,647
------------------------------------------------------------------------------------------------------------------------------------

  *Dates indicated are refunding dates.
 **Indexed security.
***Inverse floating rate security.
  +Security segregated as collateral for an open futures contract.

See notes to financial statements

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
================================================================================
August 31, 1995
--------------------------------------------------------------------------------

Assets:
  Investments, at value (identified cost, $1,793,240,495)       $ 1,939,360,784
  Cash                                                               44,051,251
  Receivable for investments sold                                     4,722,692
  Receivable for Fund shares sold                                     1,240,299
  Interest receivable                                                27,004,873
  Other assets                                                           26,627
                                                                ---------------
       Total assets                                             $ 2,016,406,526
                                                                ---------------

Liabilities:
  Distributions payable                                         $     3,597,578
  Payable for investments purchased                                   5,435,255
  Payable for Fund shares reacquired                                  2,098,327
  Payable for daily variation margin on open futures contracts          200,000
  Payable to affiliates -
    Management fee                                                       48,171
    Shareholder servicing agent fee                                       6,433
    Distribution fee                                                      9,122
  Accrued expenses and other liabilities                                440,993
                                                                ---------------
      Total liabilities                                         $    11,835,879
                                                                ---------------
Net assets                                                      $ 2,004,570,647
                                                                ===============
Net assets consist of:
  Paid-in capital                                               $ 1,886,722,749
  Unrealized appreciation on investments                            146,157,788
  Accumulated net realized loss on investments                      (23,353,148)
  Accumulated distributions in excess of net investment income       (4,956,742)
                                                                ---------------
      Total                                                     $ 2,004,570,647
                                                                ===============

Shares of beneficial interest outstanding                           185,032,058
                                                                ===============

Class A shares:
   Net asset value and redemption price per share
      (net assets of $1,948,548,002 / 179,857,494 shares of
         beneficial interest outstanding)                                $10.83
                                                                         ======
   Offering price per share (100/95.25)                                  $11.37
                                                                         ======
Class B shares:
   Net asset value and offering price per share
      (net assets of $56,022,645 / 5,174,564 shares of
         beneficial interest outstanding)                                $10.83
                                                                         ======

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class B shares.

See notes to financial statements

Statement of Operations
================================================================================
Year Ended August 31, 1995
--------------------------------------------------------------------------------

Net investment income:
   Interest income                                                $ 124,252,599
                                                                  -------------
   Expenses -
      Management fee                                              $   8,210,290
      Trustees' compensation                                             78,398
      Shareholder servicing agent fee (Class A)                       2,179,815
      Shareholder servicing agent fee (Class B)                         106,468
      Distribution and service fee (Class B)                            427,858
      Custodian fees                                                    430,364
      Postage                                                           176,941
      Printing                                                          120,216
      Auditing fees                                                      72,144
      Legal fees                                                         12,959
      Miscellaneous                                                     633,995
                                                                  -------------
         Total expenses                                           $  12,449,448
                                                                  -------------
            Net investment income                                 $ 111,803,151
                                                                  -------------
Realized and unrealized gain (loss) on investments:
   Realized gain (loss) (identified cost basis) -
      Investment transactions                                     $   3,503,468
      Futures contracts                                             (20,167,272)
                                                                  -------------
         Net realized loss on investments                         $ (16,663,804)
                                                                  -------------
   Change in unrealized appreciation (depreciation) -
      Investments                                                 $  45,505,532
      Futures contacts                                                1,789,032
                                                                  -------------
         Net unrealized gain on investments                       $  47,294,564
                                                                  -------------
            Net realized and unrealized gain on investments       $  30,630,760
                                                                  -------------
               Increase in net assets from operations             $ 142,433,911
                                                                  =============

See notes to financial statements

Statement of Changes in Net Assets
====================================================================================================================================
                                                                             Year Ended      Ten Months Ended            Year Ended
                                                                        August 31, 1995       August 31, 1994      October 31, 1993
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
   Net investment income                                                $   111,803,151       $    97,314,488       $   116,912,608
   Net realized gain (loss) on investments                                  (16,663,804)           (5,170,469)           37,195,278
   Net unrealized gain (loss) on investments                                 47,294,564          (143,768,588)          164,691,254
                                                                        ---------------       ---------------       ---------------
      Increase (decrease) in net assets
         from operations                                                $   142,433,911       $   (51,624,569)      $   318,799,140
                                                                        ---------------       ---------------       ---------------
Distributions declared to shareholders -
   From net investment income (Class A)                                 $  (109,114,422)      $   (89,895,416)      $  (120,496,324)
   From net investment income (Class B)                                      (2,258,122)           (1,157,886)              (30,652)
   From net realized gain on investments (Class A)                                 --             (29,910,644)          (26,678,481)
   From net realized gain on investments (Class B)                                 --                (173,779)                 --
   In excess of net investment income (Class A)                                    --              (6,715,969)           (6,260,261)
   In excess of net investment income (Class B)                                    --                  (6,615)                 (925)
   In excess of net realized gain on investments
      (Class A)                                                                    --              (5,268,443)                 --
   In excess of net realized gain on investments
      (Class B)                                                                    --                 (85,666)                 --
                                                                        ---------------       ---------------       ---------------
      Total distributions declared to shareholders                      $  (111,372,544)      $  (133,214,418)      $  (153,466,643)
                                                                        ---------------       ---------------       ---------------
Fund share (principal) transactions -
   Net proceeds from sale of shares                                     $ 1,013,395,465       $   419,165,214       $   287,246,301
   Net asset value of shares issued to shareholders
      in reinvestment of distributions                                       65,324,925            78,691,850            90,336,552
   Cost of shares reacquired                                             (1,180,849,407)         (442,427,997)         (215,763,795)
                                                                        ---------------       ---------------       ---------------
      Increase (decrease) in net assets from
         Fund share transactions                                        $  (102,129,017)      $    55,429,067       $   161,819,058
                                                                        ---------------       ---------------       ---------------
         Total increase (decrease) in net assets                        $   (71,067,650)      $  (129,409,920)      $   327,151,555

Net assets:
   At beginning of period                                                 2,075,638,297         2,205,048,217         1,877,896,662
                                                                        ---------------       ---------------       ---------------
   At end of period (including accumulated
      distributions in excess of net investment
      income of $4,956,742, $6,722,584 and
      $6,261,186, respectively)                                         $ 2,004,570,647       $ 2,075,638,297       $ 2,205,048,217
                                                                        ---------------       ---------------       ---------------


See notes to financial statements

Financial Highlights
====================================================================================================================================
                                                                            Ten Months
                                                                 Year Ended      Ended
                                                                 August 31,  August 31,    Year Ended October 31,
                                                                                           -----------------------------------------
                                                                       1995        1994      1993       1992       1991       1990
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Class A
------------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value -
   beginning of period                                               $10.68     $11.64     $10.73     $10.80     $10.11     $10.53
                                                                     ------     ------     ------     ------     ------     ------
Income from investment operations++-
   Net investment income                                             $ 0.60     $ 0.51     $ 0.61     $ 0.66     $ 0.68     $ 0.68
   Net realized and unrealized gain
      (loss) on investments                                            0.15      (0.77)      1.14       0.09       0.69      (0.13)
                                                                     ------     ------     ------     ------     ------     ------
      Total from investment
         operations                                                  $ 0.75     $(0.26)    $ 1.75     $ 0.75     $ 1.37     $ 0.55
                                                                     ------     ------     ------     ------     ------     ------
Less distributions declared
   to shareholders -
   From net investment
      income                                                         $(0.60)    $(0.47)    $(0.66)    $(0.66)    $(0.68)    $(0.69)
   In excess of net
      investment income                                                --        (0.04)     (0.03)      --         --         --
   From net realized gain
      on investments                                                   --        (0.16)     (0.15)     (0.16)      --        (0.27)
   In excess of net realized
      gain on investments                                              --        (0.03)      --         --         --         --
   From paid-in capital                                                --         --         --         --         --        (0.01)
                                                                     ------     ------     ------     ------     ------     ------
      Total distributions
         declared to
         shareholders                                                $(0.60)    $(0.70)    $(0.84)    $(0.82)    $(0.68)    $(0.97)
                                                                     ------     ------     ------     ------     ------     ------
Net asset value -
   end of period                                                     $10.83     $10.68     $11.64     $10.73     $10.80     $10.11
                                                                     ======     ======     ======     ======     ======     ======
Total return#                                                         7.31%     (2.33)%    16.97%      7.35%     13.85%      5.42%

Ratios (to average net assets)/Supplemental data:
   Expenses                                                           0.61%      0.59%+     0.59%      0.57%      0.59%      0.60%
   Net investment income                                              5.70%      5.49%+     5.63%      6.12%      6.47%      6.69%
Portfolio turnover                                                      90%        74%        56%        87%        98%       160%
Net assets at end of period
   (000,000 omitted)                                                 $1,949     $2,031     $2,195     $1,878     $1,715     $1,409


 +   Annualized.
++   Per share data for the periods subsequent to October 31, 1993 is based on average shares outstanding.
 #   Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.


See notes to financial statements

Financial Highlights - continued
====================================================================================================================================
                                                                     Year Ended October 31,
                                                                     ---------------------------------------------------------------
                                                                          1989          1988          1987        1986        1985
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Class A
------------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value -
   beginning of period                                               $   10.57     $    9.71     $   11.00   $   10.02   $    9.12
                                                                     ---------     ---------     ---------   ---------   ---------
Income from investment operations -
   Net investment income                                             $    0.72     $    0.73     $    0.72   $    0.78   $    0.82
   Net realized and
      unrealized gain (loss)
      on investments                                                      0.04          0.86         (0.90)       1.27        0.89
                                                                     ---------     ---------     ---------   ---------   ---------
      Total from invest-
         ment operations                                             $    0.76     $    1.59     $   (0.18)  $    2.05   $    1.71
                                                                     ---------     ---------     ---------   ---------   ---------
Less distributions declared
   to shareholders -
   From net investment
      income                                                         $   (0.72)    $   (0.73)    $   (0.72)  $   (0.78)  $   (0.81)
   From net realized gain
      on investments                                                     (0.08)         --           (0.39)      (0.29)       --
                                                                     ---------     ---------     ---------   ---------   ---------
      Total distributions
         declared to
         shareholders                                                $   (0.80)    $   (0.73)    $   (1.11)  $   (1.07)  $   (0.81)
                                                                     ---------     ---------     ---------   ---------   ---------
Net asset value -
   end of period                                                     $   10.53     $   10.57     $    9.71   $   11.00   $   10.02
                                                                     =========     =========     =========   =========   =========
Total return#                                                            7.54%        16.95%       (1.98)%      21.79%      19.64%
Ratios (to average net assets)/Supplemental data:
   Expenses                                                              0.64%         0.65%         0.61%       0.64%       0.69%
   Net investment income                                                 6.87%         7.16%         6.96%       7.45%       8.50%
Portfolio turnover                                                        199%          190%          218%        164%        225%
Net assets at end of period
   (000,000 omitted)                                                 $   1,259     $   1,003     $     903   $     844   $     469


#    Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements

Financial Highlights - continued
====================================================================================================================================
                                                                               Year Ended   Ten Months Ended          Year Ended
                                                                               August 31,         August 31,         October 31,
                                                                                     1995               1994              1993**
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Class B
------------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value -
   beginning of period                                                             $10.67             $11.63              $11.68
                                                                                   ------             ------              ------
Income from investment operations++ -
   Net investment income                                                           $ 0.49             $ 0.40              $ 0.07
   Net realized and
      unrealized gain (loss)
      on investments                                                                 0.16              (0.77)              (0.05)
                                                                                   ------             ------              ------
      Total from invest-
         ment operations                                                           $ 0.65             $(0.37)             $ 0.02
                                                                                   ------             ------              ------
Less distributions declared
   to shareholders -
   From net investment
      income                                                                       $(0.49)            $(0.40)             $(0.07)***
   From net realized gain
      on investments                                                                 --                (0.16)               --
   In excess of net realized
      gain on investments                                                            --                (0.03)               --
                                                                                   ------             ------              ------
      Total distributions
         declared to
         shareholders                                                              $(0.49)            $(0.59)             $(0.07)
                                                                                   ------             ------              ------
Net asset value -
   end of period                                                                   $10.83             $10.67              $11.63
                                                                                   ------             ------              ------
Total return                                                                        6.35%            (3.25)%               1.49%+
Ratios (to average net assets)/Supplemental data:
   Expenses                                                                         1.60%              1.72%+              1.70%+
   Net investment income                                                            4.68%              4.41%+              3.85%+
Portfolio turnover                                                                    90%                74%                 56%
Net assets at end of period
   (000,000 omitted)                                                               $   56             $   45              $   10


  +  Annualized.
 ++  Per share data for the periods subsequent to October 31, 1993 is based on average shares outstanding.
 **  For the period from the date of issue of Class B shares,  September 7, 1993 to October 31, 1993.
***  Includes a per share distribution in excess of net investment income of $0.002.

See notes to financial statements

NOTES TO FINANCIAL STATEMENTS

(1) Business and Organization

MFS Municipal Bond Fund (the Fund) is a diversified series of MFS Series Trust IV (the Trust). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

Investment Valuations - Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues, are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Futures contracts, options and options on futures contracts listed on commodities exchanges are valued at closing settlement prices. Over-the-counter options are valued by brokers through the use of a pricing model which takes into account closing bond valuations, implied volatility and short-term repurchase rates. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

Repurchase Agreements - The Fund may enter into repurchase agreements with institutions that the Fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a default under the repurchase agreement. The Fund monitors, on a daily basis, the value of the securities transferred to ensure that the value, including accrued interest, of the securities under each repurchase agreement is greater than amounts owed to the Fund under each such repurchase agreement.

Written Options - The Fund may write covered call or put options for which premiums are received and are recorded as liabilities, and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security purchased by the Fund. The Fund, as writer of an option, may have no control over whether the underlying security may be sold (call) or purchased
(put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. In general, written call options may serve as a partial hedge against decreases in value in the underlying securities to the extent of the premium received. Written options may also be used as a part of an income producing strategy reflecting the view of the Fund's management on the direction of interest rates.

Futures Contracts - The Fund may enter into futures contracts for the delayed delivery of securities or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. The Fund's investment in futures contracts is designed to hedge against anticipated future changes in interest rates or securities prices. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Should interest rates or securities prices move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and original issue discount are amortized or accreted for financial statement and tax reporting purposes as required by federal income tax regulations.

Tax Matters and Distributions - The Fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV.

Distributions paid by the Fund from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Code applicable to regulated investment companies, which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax-preference item to shareholders. Distributions to shareholders are recorded on the ex-dividend date.

The Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.

During  the year  ended  August  31,  1995,  $1,335,235  was  reclassified  from accumulated net investment income to accumulated net realized gain on investments due to differences between book and tax accounting. This change had no effect on the net assets or net asset value per share.

At August 31, 1995, the accumulated distributions exceeded book income because of differences in book and tax accounting for dividends declared but not paid at year end.

At August 31, 1995, the Fund, for federal income tax purposes, had a capital loss carryforward of $16,113,077, which may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on August 31, 2002 ($5,959,343) and August 31, 2003 ($10,153,734).

Multiple Classes of Shares of Beneficial Interest - The Fund offers Class A and Class B shares. The two classes of shares differ in their respective shareholder servicing agent, distribution and service fees. All shareholders bear the common expenses of the Fund pro rata, based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

(3) Transactions with Affiliates

Investment Adviser - The Fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an effective annual rate of 0.19% of average daily net assets and 3.59% of investment income.

The Fund pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the Fund, all of whom receive remuneration for their services to the Fund from MFS. Certain of the officers and Trustees of the Fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD) and MFS Service Center, Inc. (MFSC). The Fund has an unfunded defined benefit plan for all of its independent Trustees and Mr. Bailey. Included in Trustees' compensation is a net periodic pension expense of $21,347 for the year ended August 31, 1995.

Distributor - MFD, a wholly owned subsidiary of MFS, as distributor, received $329,416 as its portion of the sales charge on sales of Class A shares of the Fund. The Trustees have adopted a distribution plan relating solely to Class B shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The Class B distribution plan provides that the Fund will pay MFD a distribution fee of 0.75% per annum, and a service fee of up to 0.25% per annum, of the Fund's average daily net assets attributable to Class B shares. The service fee is not charged on Class B shares held over one year. MFD will pay to securities dealers that enter into a sales agreement with MFD all or a portion of the service fee attributable to Class B shares. The service fee is intended to be additional consideration for services rendered by the dealer with respect to Class B shares. MFD retains the service fee for accounts not attributable to a securities dealer, which amounted to $106,468 for Class B shares for the year ended August 31, 1995. Fees incurred under the distribution plan during the year ended August 31, 1995 were 0.88% of average daily net assets attributable to Class B shares on an annualized basis.

A contingent deferred sales charge is imposed on shareholder redemptions of Class A shares, on purchases of $1 million or more, in the event of a shareholder redemption within twelve months following the share purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended August 31, 1995 were $6,621 and $221,978 for Class A and Class B shares, respectively.

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the average daily net assets of each class of shares at an effective annual rate of up to 0.15% and up to 0.22% attributable to Class A and Class B shares, respectively.

(4) Portfolio Securities

Purchases  and sales of  investments,  other  than U.S.  government  securities,
purchased   option   transactions   and   short-term   obligations,   aggregated
$1,725,547,749 and $1,887,039,954, respectively.

The cost and unrealized appreciation or depreciation in value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:


Aggregate cost                                                  $ 1,796,032,798
                                                                ===============
Gross unrealized appreciation                                   $   145,173,472
Gross unrealized depreciation                                        (1,845,486)
                                                                ---------------
   Net unrealized appreciation                                  $   143,327,986
                                                                ===============


(5) Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

Class A Shares                      Year Ended                         Ten Months Ended                Year Ended
                                    August 31, 1995                    August 31, 1994                 October 31, 1993
                                    -------------------------------    ----------------------------    -----------------------------
                                          Shares             Amount         Shares           Amount         Shares           Amount
------------------------------------------------------------------------------------------------------------------------------------
Shares sold                           93,895,405    $   988,178,343     34,484,881    $ 374,991,527     24,520,472    $ 276,503,989
Shares issued to share-
 holders in reinvestment
 of distributions                      6,046,921         63,804,833      7,028,609       77,691,863      8,091,561       90,315,455
Shares reacquired                   (110,192,105)    (1,164,453,444)   (39,960,254)    (434,165,148)   (19,054,148)    (215,497,820)
                                    ------------    ---------------    -----------    -------------    -----------    -------------
 Net increase
   (decrease)                        (10,249,779)   $  (112,470,268)     1,553,236    $  18,518,242     13,557,885    $ 151,321,624
                                    ============    ===============    ===========    =============    ===========    =============

Class B Shares                      Year Ended                         Ten Months Ended                Year Ended
                                    August 31, 1995                    August 31, 1994                 October 31, 1993*
                                    -------------------------------    ----------------------------    -----------------------------
                                          Shares             Amount         Shares           Amount         Shares           Amount
------------------------------------------------------------------------------------------------------------------------------------
Shares sold                            2,382,993      $  25,217,122      3,988,525    $  44,173,687        917,981     $ 10,742,312
Shares issued to share-
 holders in reinvestment
 of distributions                        143,928          1,520,092         91,605          999,987          1,813           21,097
Shares reacquired                     (1,559,038)       (16,395,963)      (770,579)      (8,262,849)       (22,664)        (265,975)
                                      ----------      -------------      ---------    -------------        -------     ------------
 Net increase                            967,883      $  10,341,251      3,309,551    $  36,910,825        897,130     $ 10,497,434
                                      ==========      =============      =========    =============        =======     ============

*    For the period from commencement of offering of Class B shares, September 7, 1993 to October 31, 1993.

(6) Line of Credit

The Fund entered into an agreement which enables it to participate with other funds managed by MFS in an unsecured line of credit with a bank which permits borrowings up to $350 million, collectively. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the Fund for the year ended August 31, 1995 was $34,272.


(7) Financial Instruments

The Fund trades financial instruments with off-balance sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates. These financial instruments include futures contracts. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at August 31, 1995, is as follows:

Futures Contracts
                                                                     Unrealized
                                                                   Appreciation
Expiration            Contracts                  Position        (Depreciation)
--------------------------------------------------------------------------------
September 1995        200 U.S. Treasury Bonds       Short             $ 212,500
September 1995        200 Municipal Bonds           Short              (175,000)
                                                                      ---------
                                                                      $  37,500
                                                                      =========


At August 31, 1995, the Fund had sufficient cash and/or securities to cover margin requirements on open futures contracts.

The Fund  also  invests  in  indexed  securities  whose  value  may be linked to interest rates or other financial indicators. Indexed securities are fixed-income securities whose proceeds at maturity (principal-indexed securities) or interest rates (coupon-indexed securities) rise and fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself. The following is a summary of such securities held at August 31, 1995:

                                                                             Unrealized
Description                          Index        Principal         Value  Depreciation
---------------------------------------------------------------------------------------
Coupon-Indexed Securities:   PSA Municipal
  New York City, NY, 6.67s, 2016      Swap       $4,000,000    $3,990,000       $10,000
                                                                                =======

INDEPENDENT AUDITORS' REPORT

To the Trustees of MFS Series Trust IV and Shareholders of MFS Municipal Bond Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Municipal Bond Fund (one of the series constituting MFS Series Trust IV) as of August 31, 1995, the related statement of operations for the year then ended, the statement of changes in net assets for the year then ended, the ten months ended August 31, 1994 and the year ended October 31, 1993, and the financial highlights for each of the years in the ten-year period ended August 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at August 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MFS Municipal Bond Fund at August 31, 1995, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.



DELOITTE & TOUCHE LLP

Boston, Massachusetts
October 6, 1995









                           ---------------------------

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

THE MFS FAMILY OF FUNDS [R]

America's Oldest Mutual Fund Group

The members of the MFS Family of Funds are grouped below according to the types of securities in their portfolios. For free prospectuses containing more complete information, including the exchange privilege and all charges and expenses, please contact your financial adviser or call MFS at 1-800-637-2929 any business day from 9 a.m. to 5 p.m. Eastern time (or, leave a message any time). This material should be read carefully before investing or sending money.

STOCK
================================================================================
Massachusetts Investors Trust
--------------------------------------------------------------------------------
Massachusetts Investors Growth Stock Fund
--------------------------------------------------------------------------------
MFS [R]   Capital Growth Fund
--------------------------------------------------------------------------------
MFS [R]   Emerging Growth Fund
--------------------------------------------------------------------------------
MFS [R]   Gold & Natural Resources Fund
--------------------------------------------------------------------------------
MFS [R]   Growth Opportunities Fund
--------------------------------------------------------------------------------
MFS [R]   Managed Sectors Fund
--------------------------------------------------------------------------------
MFS [R]   OTC Fund
--------------------------------------------------------------------------------
MFS [R]   Research Fund
--------------------------------------------------------------------------------
MFS [R]   Value Fund

STOCK AND BOND
================================================================================
MFS [R]   Total Return Fund
--------------------------------------------------------------------------------
MFS [R]   Utilities Fund
--------------------------------------------------------------------------------

BOND
================================================================================
MFS [R]   Bond Fund
--------------------------------------------------------------------------------
MFS [R]   Government Mortgage Fund
--------------------------------------------------------------------------------
MFS [R]   Government Securities Fund
--------------------------------------------------------------------------------
MFS [R]   High Income Fund
--------------------------------------------------------------------------------
MFS [R]   Intermediate Income Fund
--------------------------------------------------------------------------------
MFS [R]   Strategic Income Fund
(formerly MFS [R] Income & Opportunity Fund)
--------------------------------------------------------------------------------

LIMITED MATURITY BOND
================================================================================
MFS [R]   Government Limited Maturity Fund
--------------------------------------------------------------------------------
MFS [R]   Limited Maturity Fund
--------------------------------------------------------------------------------
MFS [R]   Municipal Limited Maturity Fund
--------------------------------------------------------------------------------

WORLD
================================================================================
MFS [R]   World Asset Allocation Fund
--------------------------------------------------------------------------------
MFS [R]   World Equity Fund
--------------------------------------------------------------------------------
MFS [R]   World Governments Fund
--------------------------------------------------------------------------------
MFS [R]   World Growth Fund
--------------------------------------------------------------------------------
MFS [R]   World Total Return Fund
--------------------------------------------------------------------------------

NATIONAL TAX-FREE BOND
================================================================================
MFS [R]   Municipal Bond Fund
--------------------------------------------------------------------------------
MFS [R]   Municipal High Income Fund
(closed to new investors)
--------------------------------------------------------------------------------
MFS [R]   Municipal Income Fund
--------------------------------------------------------------------------------

STATE TAX-FREE BOND
================================================================================
Alabama, Arkansas, California, Florida,
Georgia, Louisiana, Maryland, Massachusetts, Mississippi, New York,
North Carolina, Pennsylvania,
South Carolina, Tennessee, Texas, Virginia, Washington, West Virginia
--------------------------------------------------------------------------------

MONEY MARKET
================================================================================
MFS [R]   Cash Reserve Fund
--------------------------------------------------------------------------------
MFS [R]   Government Money Market Fund
--------------------------------------------------------------------------------
MFS [R]   Money Market Fund
--------------------------------------------------------------------------------

MFS [R] MUNICIPAL                                                Bulk Rate
BOND FUND                                                        U.S. Postage
                                                                 P A I D
500 Boylston Street                                              Permit #55638
Boston, MA 02116                                                 Boston, MA

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